Cash and Cash Equivalents and Margin Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Margin Cash [Abstract]
Schedule of Considered as Cash and Cash Equivalents	The cash is redeemable when the contracts are settled, therefore they are not considered as cash and cash equivalents.
Cash and cash equivalents	December 31, 2023	December 31, 2022
Cash on hand and at banks	1,830,814	1,144,741
CDB (bank certificates of deposit) and National Treasury Bills (Tesouro Selic) (1)	2,738,703	1,381,690
	4,569,517	2,526,431
Margin cash
Margin cash (Restricted cash)	18,191	59,088
Investments in Treasury Bills	114,270	71,121
	132,461	130,209

(1)	CDBs are held at financial institutions and earn interest based on floating rates and are pegged to the Brazilian overnight interbank lending rate (Certificado de Depósito Interbancário - CDI). Tesouro Selic are bonds purchased from financial institutions having conditions and characteristics that are similar to CDB’s.

The availability of revolving credit facilities for JBS USA was US$2.9 billion as of December 31, 2023 (US$2.8 billion as of December 31, 2022). In Brazil, the availability of revolving credit facilities was US$450,000 as of December 31, 2023 (US$450,000 as of December 31, 2022).